21. Minimum Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2013
Farmland, real estate secured impaired loans, fair value disclosure
Schedule of Capital Ratios as Required by Regulators

The Company’s actual and required capital amounts and ratios are as follows:

	Actual		For Capital Adequacy Purposes

	Amount	Ratio	Amount	Ratio
As of December 31, 2013:
Total Risk-Based Capital (to Risk-Weighted Assets)	$ 35,129	9.81%	$ 28,650	=,> 8%
Tier 1 Capital (to Risk-Weighted Assets)	30,627	8.55%	14,325	=,> 4%
Tier 1 Capital (to Adjusted Total Assets)	30,627	5.22%	23,451	=,> 4%

As of December 31, 2012:
Total Risk-Based Capital (to Risk-Weighted Assets)	$ 35,341	9.11%	$ 31,047	=,> 8%
Tier 1 Capital (to Risk-Weighted Assets)	30,467	7.85%	15,524	=,> 4%
Tier 1 Capital (to Adjusted Total Assets)	30,467	5.18%	23,536	=,> 4%

The Bank’s actual and required capital amounts and ratios are as follows:

	Actual		For Capital Adequacy Purposes		To be Well Capitalized under the Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2013:
Total Risk-Based Capital (to Risk-Weighted Assets)	$ 39,477	11.03%	$ 28,626	=,> 8%	$ 35,783	=,> 10%
Tier 1 Capital (to Risk-Weighted Assets)	34,975	9.77%	14,313	=,> 4%	21,470	=,> 6%
Tier 1 Capital (to Adjusted Total Assets)	34,975	5.98%	23,402	=,> 4%	29,253	=,> 5%

As of December 31, 2012:
Total Risk-Based Capital (to Risk-Weighted Assets)	$ 38,931	10.05%	$ 30,985	=,> 8%	$ 38,732	=,> 10%
Tier 1 Capital (to Risk-Weighted Assets)	34,057	8.79%	15,493	=,> 4%	23,239	=,> 6%
Tier 1 Capital (to Adjusted Total Assets)	34,057	5.80%	23,475	=,> 4%	29,344	=,> 5%